INCOME TAX	12 Months Ended
Jun. 30, 2020
INCOME TAX
INCOME TAX

NOTE 23. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and will expire on November 22, 2022.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and will expire on October 31, 2021.

Loss before provision for income taxes consisted of:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Outside China areas	¥(28,447,953)	¥(10,160,525)	$(1,437,190)
China	3,064,024	(9,679,757)	(1,369,184)
Total	¥(25,383,929)	¥(19,840,282)	$(2,806,374)

Deferred tax asset, net is composed of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for doubtful receivables	¥832,515	¥1,180,160	$166,932
Impairment loss from investment in unconsolidated entity	605,660	605,660	85,669
Net operating loss carryforwards	7,456,198	10,441,633	1,476,950
Less: Valuation allowance	(8,894,373)	(12,162,660)	(1,720,386)
Total deferred tax assets	¥—	¥64,793	$9,165
Deferred tax Liability:
Accelerated amortization of intangible assets	¥—	¥(64,793)	$(9,165)
Total deferred tax liability	¥—	¥(64,793)	(9,165)
Deferred tax assets, net	¥—	¥—	$—

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Income tax benefits calculated at PRC statutory rates	¥(5,679,505)	¥(6,318,111)	¥(4,960,454)	$(701,646)
Nondeductible expenses and others	(65,427)	(56,127)	232,213	32,846
Effect of tax rate differential	2,009,486	6,378,169	2,008,824	284,144
Benefit of revenue exempted from enterprise income tax	(55,748)	(279,352)	(266,548)	(37,703)
Change in valuation allowances	3,869,157	673,898	3,268,287	462,293
Tax refund	(61,733)	—	—	—
Provision for income tax	¥16,230	¥398,477	¥282,322	$39,934

The Company’s income tax expense is comprised of the following:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision	¥16,230	¥398,477	¥282,322	$39,934
Expense for income tax	¥16,230	¥398,477	¥282,322	$39,934